UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 SHAWNEE MISSION PARKWAY, SUITE 100 FAIRWAY, KANSAS	66205
(Address of principal executive offices)	(Zip code)

M3SIXTY ADMINSITRATION, LLC

4300 SHAWNEE MISSION PARKWAY, SUITE 100
FAIRWAY, KANSAS 66205

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: May 31th

Date of reporting period: 07/01/2022 to 06/30/2023

ITEM 1.	PROXY VOTING RECORD:

The filing for M3Sixty Small Cap Growth Fund, a series of the 360 Funds, is attached.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott
President
Date: August 29, 2023